Sale of Business	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Sale of Business
3.	SALE OF BUSINESS
On March 29, 2019, the Company completed the sale of its global Fluid Pressure & Controls [“FP&C”] business to Hanon Systems for total consideration of $1.23 billion. The business was included in the Company’s Power & Vision segment and did not meet the criteria to be classified as a discontinued operation.
The following table summarizes the carrying value of the major classes of assets and liabilities of the FP&C business which were reflected as held for sale in the consolidated balance sheets at December 31, 2018:

December 31, 2018
Accounts receivable	$258
Inventories	140
Prepaid expenses and other	4
Investments	4
Fixed assets, net	320
Goodwill	157
Deferred tax assets	17
Other assets	11
Intangibles	38

Assets held for sale	$949

Accounts payable	$226
Accrued salaries and wages	30
Other accrued liabilities	76
Income taxes payable	6
Long-term employee benefit liabilities	62
Other long-term liabilities	3
Deferred tax liabilities	5

Liabilities held for sale	$408

During 2019, the Company recognized a gain on the sale within other expense, net as follows:

Proceeds on disposal, net of transaction costs	$1,180
Net assets disposed	656

Gain included in other expense, net [note 4]	524
Income taxes	77

Gain on divestiture, net of ta x	$447